Document and Entity Information	Aug. 24, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 24, 2020, Galaxy Gaming, Inc. (“Galaxy” or the “Company”) filed Form 8-K with the Securities and Exchange Commission (“SEC”) announcing that it had completed the previously announced acquisition of Progressive Games Partners LLC (“PGP”). This Amendment amends the Initial 8-K to provide the financial statements and pro forma financial information referred to in parts (a) and (b) of Item 9.01 below relating to the transactions described above. Except as otherwise noted, all other information in the Initial Form 8-K remains unchanged.
Document Period End Date	Aug. 24, 2020
Entity Registrant Name	GALAXY GAMING, INC.
Entity Central Index Key	0000013156
Entity Emerging Growth Company	false
Entity File Number	000-30653
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	20-8143439
Entity Address, Address Line One	6480 Cameron Street Ste. 305
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	939-3254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GLXZ